U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer:
   Metropolitan Tower Separate Account One
   c/o Metropolitan Tower Life Insurance Company
   One Madison Avenue, New York, New York, 10010-3690

2. Name of each series or class of funds for which this notice is filed:
   Growth Division, Income Division, Money Market Division
   Diversified Division


3. Investment Company Act File Number: 811-3617
   Securities Act File Number: 2-80749

4. Last day of fiscal year for which this notice is filed: December 31, 1998

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a) (1), If applicable (see Instruction A.6):

                                                                             n/a

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule
   24f-2 in a prior fiscal year, which remained unsold at the beginning of the fiscal year.
                                                                            none


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                                                            none

9. Number and aggregate sale price of securities sold during the fiscal year:

  **Aggregate sale price of securities sold:                         $405,541.42

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

  **Aggregate sale price of securities sold:                         $405,541.42

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

    No. of Shares :                                                            0

    Aggregate Sale Price :                                                 $0.00

12. Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the fiscal
     year in reliance on rule 24f-2 (from Item 10):                  $405,541.42

(ii) Aggregate price of shares issued in connection with dividend
     reinvestment plans (from Item 11,if applicable):     +                $0.00

(iii) Aggregate price of shares redeemed or repurchased
      during the fiscal year (if applicable):             -          $425,161.79

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

(v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
     (iii), plus line (iv)]
     (if applicable):                                               $(19,620.37)

(vi) Multiplier prescribed by Section 6(b) of the Securities
     Act of 1933 or other applicable law or regulation (see
     instruction C.6):                                                 x .000278

(vii) Fee due [line (i) or line (v) multiplied by line
      (vi)]:                                                               $0.00
                                                              ==================

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                             [x]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                                                  March 30, 1999

Metropolitan Tower Separate Account One
Rule 24f-2; For the twelve months ending December 31, 1998
Registration Statement File No. 2-80749 and File No. 811-3617


SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*

                              /s/ Richard Mandel
                              Richard Mandel
                              Vice-President and General Counsel
                              Metropolitan Tower Life Insurance Company

Date:                         March 30, 1999

   *Please print the name and title of the signing officer below the signature.


  **Rather than shares or units, the securities sold constitute interests in the Separate Account. The aggregate sales price equals the total aggregate amounts allocated to the Separate Account together with any related front end sales charges.